Closure and Rehabilitation Provisions (Schedule of Closure and Rehabilitation Provisions) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Current portion	$ 841	$ 1,656
Non-current provisions	15,102	12,577
Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	14,233	13,212
Changes in estimate	1,538	910
Incurred and charged against the provision	(682)	(793)
Accretion	852	684
Effect of foreign exchange changes	2	220
Balance at ending	15,943	14,233
Current portion	841	1,656
Non-current provisions	15,102	12,577
Caylloma M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	9,624	8,182
Changes in estimate	1,266	1,761
Incurred and charged against the provision	(559)	(623)
Accretion	469	304
Balance at ending	10,800	9,624
Current portion	682	1,533
Non-current provisions	10,118	8,091
San Jose M&I Property [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	4,100	4,822
Changes in estimate	(624)	(1,152)
Incurred and charged against the provision	(123)	(170)
Accretion	361	380
Effect of foreign exchange changes	2	220
Balance at ending	3,716	4,100
Current portion	159	123
Non-current provisions	3,557	3,977
Lindero Project [member] | Provision for decommissioning, restoration and rehabilitation costs [member]
Disclosure of other provisions [line items]
Balance at beginning	509	208
Changes in estimate	896	301
Accretion	22
Balance at ending	1,427	509
Non-current provisions	$ 1,427	$ 509